SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2017
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership and the Issuers:

For the year ended December 31, 2017 US$ MILLIONS	Our partnership(2)	The Issuers	Subsidiaries of our partnership other than the Issuers(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$3,535	$3,535
Net income attributable to partnership(1)	11	—	125	(11)	125
For the year ended December 31, 2016
Revenues	$—	$—	$—	$2,115	$2,115
Net income attributable to partnership(1)	285	—	487	(285)	487
For the year ended December 31, 2015
Revenues	$—	$—	$—	$1,855	$1,855
Net income attributable to partnership(1)	169	—	301	(169)	301
As at December 31, 2017
Current assets	$—	$—	$—	$1,512	$1,512
Non-current assets	5,514	—	5,987	16,464	27,965
Current liabilities	—	—	—	1,564	1,564
Non-current liabilities	—	1,313	—	13,126	14,439
Non-controlling interests—Redeemable Partnership Units held by Brookfield	—	—	—	2,012	2,012
Non-controlling interests—in operating subsidiaries	—	—	—	5,875	5,875
Preferred unitholders	—	—	—	595	595
As at December 31, 2016
Current assets	$—	$3	$—	$1,629	$1,632
Non-current assets	4,937	297	5,248	9,161	19,643
Current liabilities	—	5	—	1,510	1,515
Non-current liabilities	—	1,004	—	9,112	10,116
Non-controlling interests—Redeemable Partnership Units held by Brookfield	—	—	—	1,860	1,860
Non-controlling interests—in operating subsidiaries	—	—	—	2,771	2,771
Preferred unitholders	—	—	—	375	375

(1)	Includes net income attributable to non-controlling interest—Redeemable Partnership Units held by Brookfield, general partner and limited partners.

(2)	Includes investments in all subsidiaries of our partnership under the equity method.

(3)
Includes investments in all subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.

(4)	Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.